Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP INVSAL
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
General
The following brief description of the Corning Incorporated Investment Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document and summary plan description for a more complete description of the Plan’s provisions.

The Plan is a defined contribution profit-sharing plan established in January 1967 and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Effective December 31, 2025, the J A Solar AZ, LLC 401(k) Retirement Plan and the Hemlock Semiconductor Employees’ Cap Accumulation Plan were merged into the Plan. As a result, the net assets and participant account balances of the plans were transferred to the Plan on that date and are therefore reflected in the accompanying financial statements as of December 31, 2025. The approximate value of the assets transferred was $368 million. This includes approximately $5 million of notes receivable from participants.

Administration
The Plan is administered by the Corning Incorporated Benefits Committee (the “Benefits Committee”), which is appointed by either the Senior Vice President of Global Compensation and Benefits or the Senior Vice President of Human Resources of Corning Incorporated (the “Company”). Except for matters relating to the Plan’s investment options, the Benefits Committee administers the Plan in accordance with its terms and applicable laws and has all necessary and appropriate powers to carry out the provisions of the Plan.

The Investment Committee, appointed by the Chief Financial Officer, is generally responsible for the investment options under the Plan.

Trustee and Recordkeeper
The Plan’s assets are held by The Bank of New York Mellon, as trustee (the “Trustee”). The recordkeeper is Empower Retirement, LLC.

Eligibility
The Plan covers most employees of the Company and participating subsidiaries who are not members of a union. An employee is eligible for participation in the Plan upon reaching the age of 18 and completing one year of eligible service (or if earlier, upon satisfying the special service requirements with respect to employee contributions for certain long-term part-time employees). Notwithstanding the foregoing, an employee who has attained age 18 and is scheduled on a normal basis to work at least 16 hours a week shall be immediately eligible.

Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings, and charged for withdrawals and administrative expenses. Trustee and investment management fees are deducted from the earnings credited to participants’ accounts. A flat monthly fee is charged to each participant’s account to defray certain administrative expenses of the Plan and is determined by the Plan administrator. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.

Vesting
Participants are vested immediately in their contributions plus actual earnings thereon. Company contributions to the Plan are fully vested after three years of service. All Company contributions become fully vested upon attainment of Early or Normal Retirement Age, total and permanent disability, or death.

Corning Incorporated Investment Plan Notes to Financial Statements December 31, 2025 and 2024

Contributions – Employer
Employees receive matching contributions that equal 100% of the first 2% of eligible pay contributed and 50% of the next 4% of the eligible pay contributed.

Forfeiture balances of terminated participants’ non-vested accounts are used to reduce future employer contributions to the Plan.

Contributions – Participants
Generally, participants may contribute up to 75% of their eligible compensation to the Plan on a before-tax basis, after-tax basis, Roth basis or any combination of the three.

The maximum amount a participant could contribute in total to the Plan on a before-tax basis or Roth basis in 2025 was $23,500. The Plan permits employees who have attained age 50 or older during a given year to contribute additional before-tax or Roth amounts up to the prescribed Internal Revenue Code (“IRC”) limitation for “catch-up contributions.”

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan or they make an affirmative election to contribute to the Plan. Automatically enrolled participants have their before-tax deferral rate set at 6% of eligible compensation. New employees have 90 days in which to change or opt-out of this provision before deferrals begin.

Such auto-enrolled new employee shall have their before-tax contribution automatically increased annually in 1% increments until the employee’s contribution percentage reaches 10% of eligible compensation, provided the employee has not elected to opt-out of the automatic increase feature.

Corning Incorporated Investment Plan Notes to Financial Statements December 31, 2025 and 2024

Participants may elect to have their contributions invested in the investment options listed below:

Vanguard Federal Money Market Fund
Vanguard Total Bond Market Index Trust
Vanguard Total Stock Market Index Trust
Vanguard Total International Stock Market Index Trust
Vanguard Target Retirement 2070 Trust Select
Vanguard Target Retirement 2065 Trust Select
Vanguard Target Retirement 2060 Trust Select
Vanguard Target Retirement 2055 Trust Select
Vanguard Target Retirement 2050 Trust Select
Vanguard Target Retirement 2045 Trust Select
Vanguard Target Retirement 2040 Trust Select
Vanguard Target Retirement 2035 Trust Select
Vanguard Target Retirement 2030 Trust Select
Vanguard Target Retirement 2025 Trust Select
Vanguard Target Retirement 2020 Trust Select
Vanguard Target Retirement Income Trust Select
Vanguard Target Retirement Income Trust Select III
Corning Common Stock Fund (a)

(a)	The Corning Common Stock Fund was closed to new money effective July 1, 2009.

Payment of Benefits
Benefit payments are made upon retirement (i.e., at least age 55 with five years of service), or in the event of a participant’s total and permanent disability, death or other termination of employment. A retired participant can elect to receive distributions in a lump sum, installments, or intermittent withdrawals. The Plan also provides for withdrawals by participants prior to termination in certain instances.

Administrative Expenses
Plan expenses can be paid by the Plan or the Company.

Notes Receivable from Participants
Participants are eligible to obtain loans from the Plan. Loans are limited to one loan per participant with a repayment term not to exceed 4.5 years, except for primary residence loans for which the term may not exceed 10 years. The maximum amount of any loan is the lesser of one-half of the vested account balance or $50,000. The interest rate on a loan is established by the Benefits Committee. Participants are charged a fee on all loans, which reduces the loan proceeds.